Income Tax Expense - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Valuation allowance	$ 1,190	$ 3,749
Undistributed earnings	129,771
Dividends withholding tax Rate	10.00%
Variable Interest Entity Subsidiary
Income Taxes [Line Items]
Valuation allowance	1,190	3,749
Undistributed earnings	$ 2,306
Hong Kong
Income Taxes [Line Items]
Income tax rate	16.50%
PRC
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
PRC | Nanning Jetlong Technology Co., Ltd.
Income Taxes [Line Items]
Enterprise income tax exemption period	2 years
Reduction rate on applicable enterprise income tax rates			50.00%	50.00%	50.00%
Enterprise income tax rate		25.00%	12.50%
PRC | QingHai Charm Advertising Co., Ltd.
Income Taxes [Line Items]
Enterprise income tax exemption period	2 years
Reduction rate on applicable enterprise income tax rates	50.00%	50.00%	50.00%
PRC | Charm Media Co., Ltd.
Income Taxes [Line Items]
Enterprise income tax exemption period	2 years
Reduction rate on applicable enterprise income tax rates	50.00%
PRC | Charm Media Co., Ltd. | Fiscal Year 2014
Income Taxes [Line Items]
Reduction rate on applicable enterprise income tax rates	50.00%
PRC | Charm Media Co., Ltd. | Fiscal Year 2015
Income Taxes [Line Items]
Reduction rate on applicable enterprise income tax rates	50.00%
PRC | Shang Xing Media Co., Ltd.
Income Taxes [Line Items]
Enterprise income tax exemption period	2 years
Reduction rate on applicable enterprise income tax rates	50.00%
PRC | Shang Xing Media Co., Ltd. | Fiscal Year 2014
Income Taxes [Line Items]
Reduction rate on applicable enterprise income tax rates	50.00%
PRC | Shang Xing Media Co., Ltd. | Fiscal Year 2015
Income Taxes [Line Items]
Reduction rate on applicable enterprise income tax rates	50.00%